Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 200
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
General
The Johnson & Johnson Retirement Savings Plan (the “Plan”) is a participant directed defined contribution plan which was established on March 1, 1990 for eligible employees of certain participating subsidiaries of Johnson & Johnson ("Johnson & Johnson" or the “Company”) located in Puerto Rico ("PR") which have adopted the Plan. The Plan was designed to provide eligible employees with an opportunity to strengthen their financial security at retirement by providing an incentive to save and invest regularly. The Plan is administered by the Pension & Benefits Committee (the "Plan Administrator") of Johnson & Johnson. The funding of the Plan is made through employee and Company contributions. The net assets of the Plan are held in the Johnson & Johnson Pension and Savings Plans Master Trust (the “Trust”). Recordkeeping services are provided by Alight Solutions. The Plan’s interest in the Trust is allocated to the Plan based upon the total of each participant’s share of the Trust.
Prior to October 1, 2025, State Street Bank and Trust Company (“State Street” or "Custodian") served as an agent and custodian of the Plan for purposes of investment of the assets of the Trust. Effective October 1, 2025, the agent and custodian is The Northern Trust Company ("Northern Trust" or "Custodian"). Banco Popular de Puerto Rico serves as Trustee of the Plan. As such, the Custodian performs certain services for the Plan, including the execution of certain participant directed investments, which are commingled for investment purposes only with assets of other tax-qualified plans maintained by Johnson & Johnson.
This brief description of the Plan is provided for general information purposes only. Participants should refer to the Plan document for complete information.
Contributions
In general, salaried and hourly employees of participating Johnson & Johnson companies who are Puerto Rico residents can contribute to the Plan immediately. There is no service requirement for employee contributions.

If a participant does not take action to enroll or declines enrollment in the Plan within their first 30 days of employment, they will be automatically enrolled for pre-tax employee contributions equal to 6% of their eligible pay and these contributions will be invested in the Plan's default investment option. The Plan's default investment option is the Target Retirement Fund that aligns with, or is closest to, the year in which the participant will turn age 62.
Contributions are made to the Plan by participants through payroll deductions and by the Company on behalf of the participants.  Participating employees may contribute a minimum of 3% up to a maximum of 25% pre-tax and/or a minimum of 1% up to a maximum of 10% post-tax of their base salary.  Annual pre-tax contributions may not individually exceed $15,000 in 2025 under Puerto Rico law.
Participants age 50 and over are eligible to contribute extra pre-tax contributions (“catch-up contributions”) above the annual Puerto Rico Internal Revenue Code of 2011 (the "PR Code") limitation up to $1,500 in 2025. Participants can elect an amount to be contributed from each paycheck as their catch-up contribution.  This amount will be in addition to the pre-tax contribution percentages that participants have elected. The catch-up contribution is not eligible for the Company matching contribution.
Prior to January 1, 2025, participants received a Company matching contribution equal to 75% of the first 6% of a participant's pre-tax contributions. Effective January 1, 2025, the Company matching contribution is 75% of the first 6% of pre-tax and/or post-tax contributions. The Company matching contributions are made every payroll period, and, effective January 1, 2025, following each Plan year, the Company will make a “true-up” matching contribution calculated under the same formula as the payroll period match but determined on an annual basis and reduced by the payroll period matching contributions received by the participant during the year. The Company matching contribution is comprised of cash and invested in the current investment fund mix chosen by the participant.
Investments
Participants may invest in one or more of the various investment funds offered by the Plan. On January 1, 2025, the Plan introduced the Target Retirement 2065 Fund. Each of the Plan's funds represents a mix of various investments. The investment mix chosen by the participant will apply to employee and Company matching contributions.  Rollover contributions are invested at the election of the participant.
Participants receive dividends on Johnson & Johnson common stock shares held in the Johnson & Johnson Common Stock Fund.  The dividends are automatically reinvested in the Johnson & Johnson Common Stock Fund. For all other funds, the Custodian reinvests all dividend and interest income.
Effective September 1, 2020, participants are not permitted to (1) direct more than 20% of any contribution made to the Plan to the Johnson & Johnson Common Stock Fund or (2) transfer or reallocate amounts into the Johnson & Johnson Common Stock Fund if, immediately after such transfer or reallocation, the aggregate value of their investments in the Johnson & Johnson Common Stock Fund would exceed 20% of their aggregate Plan Balance. This limitation does not (a) affect investments resulting from transfers before September 1, 2020 or (b) restrict percentages in excess of 20% that result from investment performance or reinvestment of dividends.
Vesting
A participant's contributions (pre-tax, post-tax, and rollover) and the earnings on them are always fully vested.

For the Company matching contributions, if a participant was hired before January 1, 2025, the Company matching contributions were made to the participant's account after a one-year eligibility period was satisfied. These contributions and the associated earnings are fully vested. If a participant was hired on or after January 1, 2025, the Company matching contributions made to the participant's account, and the earnings on these contributions, become vested after the participant has completed a three-year period of service. These contributions become vested if, while employed by the Company, the participant should die, become disabled, or reach age 55. If the Company matching contributions and associated earnings are not vested when the participant employment ends, they will be forfeited unless the participant returns to employment with the Company before (1) taking a total distribution of their vested account balance and (2) incurs a break in service (a period of at least five consecutive years in which the participant is not employed by the Company).

Forfeitures
Forfeitures of non-vested Company contributions are used to reduce future Company contributions. During 2025, $504 of forfeited participant accounts were used to reduce the Company's contributions. At December 31, 2025, there were $1,241 of forfeitures that have not yet been applied to reduce the Company's contributions.

Payment of Benefits
Participants are allowed to withdraw their unmatched post-tax contributions one time per calendar year. Participants may withdraw pre-tax contributions and post-tax contributions that were matched by the Company only upon meeting certain hardship conditions.  The benefits to which participants are entitled are the amounts provided by contributions (Company and participant) and investment earnings thereon, including net realized and unrealized gains and losses which have been allocated to the participant’s account balance. Participants have the option of receiving part of their balance in the Johnson & Johnson Common Stock Fund as either cash or in shares of Johnson & Johnson common stock (plus cash for fractional shares) for lump sum distributions other than a hardship.
Benefits are also paid to participants upon termination of employment, long-term disability or retirement.  Participants can elect to defer payment if account balances are greater than $5,000.  Distributions are paid either in a lump sum payment, or installment payments made on a monthly, quarterly or annual basis over a period of years selected by the participant.
A participant’s account may be distributed to his/her beneficiaries in lump sum or in installments upon the participant’s death only if the beneficiary is a spouse. Otherwise, it is paid to the beneficiary in a lump sum, either directly or rolled over to an Individual Retirement Account ("IRA").
Administrative Expenses
To cover recordkeeping expenses for the Plan, each participant is charged an annual administration fee of $36, which is assessed on a monthly basis. All other third-party administrative expenses are paid by the Plan, unless otherwise provided for by the Company.

Notes Receivable from Participants
Participants are not permitted to take loans from the Plan. However, due to a prior acquisition, there are existing loans which must be allowed to continue once rolled into the Johnson & Johnson Retirement Savings Plan. The collateralized balances in the participants' accounts have interest rates of 3.25%.  Principal and interest is paid ratably through payroll deductions for active employees.  Loans must be paid within two months following retirement or termination of employment with the Company. If the loan is not repaid in full, the unpaid balance, plus accrued interest, will be deducted from the participant’s account balance and reported as a distribution.
Termination
Although it has not expressed an intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA.  In the event of a partial or full Plan termination, all Plan funds must be used exclusively for the benefit of the Plan participants, in that each participant would receive the respective value in their account.